SUBSEQUENT EVENTS AFTER BALANCE DATE (Details) - Subsequent Events [Member]	Jan. 18, 2023 USD ($) Phases
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
Number of contract award phases | Phases	4
Top of range [member]
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
Contract awards | $	$ 500,000